INCOME AND SOCIAL CONTRIBUTION TAXES	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
INCOME AND SOCIAL CONTRIBUTION TAXES
12.    INCOME AND SOCIAL CONTRIBUTION TAXES
The Company calculates income tax and social contribution taxes, current and deferred, based on the following rates: (i) 15% plus an additional 10% on taxable income in excess of R$240 for IRPJ; and (ii) 9% for CSLL, on the net income. Balances are recognized in the Company's income on an accruals basis.
Subsidiaries domiciled in Brazil have their taxes calculated and provisioned in accordance with the current legislation and their specific tax regime, including, in some cases, the presumed profit method. Subsidiaries domiciled abroad are subject to taxation in their respective jurisdictions, according to local regulations.
Deferred income and social contribution taxes are recognized at the net amounts in non-current assets or liabilities.
In Brazil, Law nº. 12,973/14 revoked article 74 of Provisional Measure nº. 2,158/01 and determines that the parcel of the adjustment of the value of the investment in subsidiaries, direct and indirect, domiciled abroad, equivalent to the profit earned by them before income tax, except for exchange rate variation, must be added in the determination of taxable income and the social contribution calculation basis of the controlling entity domiciled in Brazil, at each year ended.
The Company management believes in the validity of the provisions of international treaties entered by Brazil to avoid double taxation. In order to ensure its right to non-double taxation, the Company filed a lawsuit in April 2019, which aims to exempt the double taxation in Brazil, of profits earned by its subsidiary located in Austria, according to Law No. 12,973/14. Due to the preliminary injunction granted in favor of the Company in the aforementioned lawsuit, the Company decided not to add the profit from Suzano International Trading GmbH, located in Austria, when determining its taxable income and social contribution basis of the net profit of the Company for the year ended December 31, 2023. There is no provision for tax related to the non-double taxation profits of such subsidiary in 2023. Disclosures about uncertain tax positions for income tax and social contribution (IFRIC 23) are presented in Note 20.2.1.
12.1.Deferred taxes
12.1.1.Deferred income and social contribution taxes

	December 31, 2023	December 31, 2022

Tax loss	1,209,968	1,207,096
Negative tax basis of social contribution	457,030	445,250

Assets - temporary differences
Provision for judicial liabilities	324,158	268,596
Operating provisions and other losses	1,214,807	999,028
Exchange rate variations	2,384,153	4,297,503
Amortization of fair value adjustments arising from business combinations	654,358	680,142
Unrealized profit on inventories	151,578	363,052
Leases	356,110	364,838
	6,752,162	8,625,505

Liabilities - temporary differences
Goodwill - tax benefit on unamortized goodwill	1,301,654	1,023,103
Property, plant and equipment - deemed cost	1,137,483	1,217,349
Depreciation for tax-incentive reason(1)	799,857	869,997
Capitalized loan costs	640,063	210,834
Fair value of biological assets	1,115,432	703,274
Deferred taxes, net of fair value adjustments	370,947	398,950
Tax credits - gains from tax lawsuit (exclusion of ICMS from the PIS and COFINS basis)	150,691	194,121
Derivatives gains (“MtM”)	678,090	9,164
Other temporary differences	24,109	13,416
	6,218,326	4,640,208

Non-current assets	545,213	3,986,415
Non-current liabilities	11,377	1,118

(1)Tax depreciation is taken as a benefit only in the income tax calculation bases.
12.1.2.Breakdown of accumulated tax losses and social contribution tax losses carried forward

	December 31, 2023	December 31, 2022

Tax loss carried forward	4,839,872	4,828,384
Negative tax basis of social contribution carried forward	5,078,111	4,947,222
12.1.3.Roll-forward of deferred tax assets

	December 31, 2023	December 31, 2022

Opening balance	3,985,297	8,729,929
Tax loss	2,872	50,220
Negative tax basis of social contribution	11,780	34,176
Provision for judicial liabilities	55,562	19,251
Operating provisions and other losses	215,779	33,898
Exchange rate variation	(1,913,350)	(2,257,699)
Derivative gains (“MtM”)	(668,926)	(2,202,857)
Amortization of fair value adjustments arising from business combinations	2,219	8,970
Unrealized profit on inventories	(211,474)	64,164
Leases	(8,728)	(8,534)
Goodwill - tax benefit on unamortized goodwill	(278,551)	(276,614)
Property, plant and equipment - deemed cost	79,866	99,510
Depreciation accelerated for tax-incentive reason	70,140	74,952
Capitalized loan costs	(429,229)	(111,435)
Fair value of biological assets	(412,158)	(272,308)
Credits on exclusion of ICMS from the PIS/COFINS tax base	43,430	3,906
Other temporary differences	(10,693)	(4,232)
Closing balance	533,836	3,985,297
12.2.Reconciliation of the effects of income tax and social contribution on profit

	December 31, 2023	December 31, 2022	December 31, 2021

Net income (loss) before taxes	17,997,216	28,655,581	8,832,957
Income tax and social contribution benefit (expense) at the statutory nominal rate of 34%	(6,119,053)	(9,742,898)	(3,003,205)

Tax effect on permanent differences
Taxation (difference) on profits of subsidiaries in Brazil and abroad (1)	1,688,656	4,915,243	3,445,206
Equity method	(6,589)	96,685	44,309
Thin capitalization (2)	(46,796)	(505,553)	(603,612)
Interest on own capital	510,000
Credit related to the Reintegra Program	7,176	7,829	7,398
Director bonuses	(4,907)	(12,208)	(15,656)
Tax incentives (3)	128,650	51,839	16,443
Donations/Fines – Other	(47,972)	(71,631)	(88,308)
	(3,890,835)	(5,260,694)	(197,425)
Income tax
Current	(352,577)	(464,312)	(276,431)
Deferred	(2,561,991)	(3,485,267)	69,669
	(2,914,568)	(3,949,579)	(206,762)
Social Contribution
Current	(42,815)	(46,584)	(15,684)
Deferred	(933,452)	(1,264,531)	25,021
	(976,267)	(1,311,115)	9,337
Income and social contribution benefits (expenses) for the year	(3,890,835)	(5,260,694)	(197,425)

Effective rate of income and social contribution tax expenses	21.62%	18.36%	2.24%

(1)The difference in the taxation of subsidiaries is substantially due to the differences between the nominal tax rates in Brazil and those of subsidiaries located abroad.
(2)The Brazilian thin capitalization rules establish that interest paid or credited by a Brazilian entity to a related party abroad may only be deducted for income tax and social contribution purposes if the interest expense is viewed as necessary for the activities of the local entity, and when certain limits and requirements are met. On December 31, 2023 and 2022, the Company did not meet all of the limits and requirements, and therefore the expense is not deductible for the period.
12.3.Tax incentives
The Company benefits from a tax incentive for partial reduction of the income tax obtained from operations carried out in areas under the jurisdiction of the Northeast Development Superintendence (“SUDENE”) and the Superintendence of Amazon Development (“SUDAM”). The IRPJ reduction incentive is calculated based on the activity profits (exploitation profits) and considers the allocation of the operating profit based on the incentive production levels for each product.

Area/Regions	Company	Maturity

Northeast Development Superintendence (“SUDENE”)
Eunápolis (BA)	Veracel	2025
Aracruz (ES)	Portocel	2030
Aracruz (ES)	Suzano	2031
Imperatriz (MA)	Suzano	2032
Mucuri (BA)	Suzano	2032
Superintendence of Amazon Development (“SUDAM”)
Belém (PA)	Suzano	2025